Commitments and Contingencies (Details) - Apr. 11, 2025 € in Thousands, $ in Thousands	EUR (€)	USD ($)
Commitments for Newbuilding Yacht [Member]
Commitments and Contingencies [Abstract]
Contractual commitments payable	€ 39,000	$ 45,735
Contractual commitments payable in 2025	3,500	4,104
Contractual commitments payable in 2026	18,000	21,109
Contractual commitments payable in 2027	€ 17,500	20,522
Additional Contractual Obligations to Seller of Newbuilding Yacht [Member]
Commitments and Contingencies [Abstract]
Contractual commitments payable		$ 13,654